Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Senior Notes	$ 1,263,566	$ 1,170,679
Borrowings	1,612,718	1,581,756
Less: current portion, net	(374,191)	(50,110)
Less: deferred finance costs and discount, net	(28,289)	(18,509)
Total long-term borrowings	1,210,238	1,513,137
Loan Facility HCOB ($15,300)
Debt Instrument [Line Items]
Line of credit	9,945	11,475
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	11,100	12,600
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	11,400	12,900
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit	4,504	41,073
Loan Facility DVB Bank SE ($40,000)
Debt Instrument [Line Items]
Line of credit	0	5,556
Loan Facility Alpha Bank ($31,000)
Debt Instrument [Line Items]
Line of credit	20,200	22,000
Loan Facility Alpha Bank ($16,125)
Debt Instrument [Line Items]
Line of credit	12,925	14,025
Sale and Leaseback Agreements
Debt Instrument [Line Items]
Borrowings	62,934	0
2022 Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	305,000	305,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	476,822	497,604
2024 Notes
Debt Instrument [Line Items]
Senior Notes	8,626	8,626
NSM Loan (including accrued interest of $526 and $2,163, respectively)
Debt Instrument [Line Items]
Borrowings	78,901	130,538
$50.0 million NSM Loan (including accrued interest of $326 and $0, respectively)
Debt Instrument [Line Items]
Line of credit	50,326	0
Navios Holdings borrowings
Debt Instrument [Line Items]
Borrowings	1,052,683	1,061,397
Navios Logistics borrowings | 2022 Logistics Senior Notes
Debt Instrument [Line Items]
Senior Notes	0	375,000
Navios Logistics borrowings | 2025 Logistics Senior Notes
Debt Instrument [Line Items]
Senior Notes	500,000	0
Navios Logistics borrowings | Navios Logistics Notes Payable
Debt Instrument [Line Items]
Senior Notes	17,842	22,469
Navios Logistics borrowings | Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Borrowings	0	14,275
Navios Logistics borrowings | Navios Logistics New BBVA Loan Facility
Debt Instrument [Line Items]
Borrowings	22,000	0
Navios Logistics borrowings | Navios Logistics Alpha Bank Loan
Debt Instrument [Line Items]
Borrowings	9,100	10,500
Navios Logistics borrowings | Navios Logistics Term Loan B Facility
Debt Instrument [Line Items]
Borrowings	0	98,000
Navios Logistics borrowings | Seller’s Credit Agreement for the construction of six liquid barges
Debt Instrument [Line Items]
Borrowings	11,047	0
Navios Logistics borrowings | Other long-term loans
Debt Instrument [Line Items]
Line of credit	46	115
Navios Logistics borrowings | Total Navios Logistics borrowings
Debt Instrument [Line Items]
Borrowings	$ 560,035	$ 520,359